UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05502
                                                    ------------

                              Comstock Funds, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          -----------------

                        Date of fiscal year end: April 30
                                                ----------

                   Date of reporting period: January 31, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS - JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                             MARKET
    UNITS                                                    VALUE*
  --------                                                 ---------
TERM NOTE -- 1.8%
             REAL ESTATE -- 1.8%
     10,000  Merrill Lynch Medium Term Note, Ser. C,
               Due 06/04/09+(a)                           $  123,300
                                                          ----------
  PRINCIPAL
   AMOUNT
  --------
U.S. GOVERNMENT OBLIGATIONS -- 96.7%
             U.S. TREASURY BILLS -- 14.8%
 $1,008,000  U.S. Treasury Bills, 4.994% to 5.126%++,
               03/01/07 to 04/19/07                          999,692
                                                          ----------
             U.S. TREASURY NOTE -- 81.9%
  5,400,000  U.S. Treasury Note, 6.000%,
               08/15/09                                    5,542,387
                                                          ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                          6,542,079
                                                          ----------

 NUMBER OF                     EXPIRATION DATE/
 CONTRACTS                      EXERCISE PRICE
 ---------                     ----------------
PUT OPTIONS PURCHASED+ -- 1.5%
        140  S & P 500 Index     Jun. 07/1225                 43,400
         45  S & P 500 Index     Jun. 07/1275                 23,850
         30  S & P 500 Index     Sep. 07/1275                 31,500
                                                          ----------
TOTAL PUT OPTIONS PURCHASED                                   98,750
                                                          ----------
TOTAL INVESTMENTS -- 100.0% (Cost $6,779,885)             $6,764,129
                                                          ==========
----------------
              Aggregate book cost                         $6,779,885
                                                          ==========
              Gross unrealized appreciation               $  219,242
              Gross unrealized depreciation                 (234,998)
                                                          ----------
              Net unrealized appreciation (depreciation)  $  (15,756)
                                                          ==========
----------------
(a) Security return is linked to the performance of the PHLX Housing Sector
    Index.
+   Non-income producing security.
++  Represents annualized yield at date of purchase.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

COMSTOCK CAPITAL VALUE FUND FUND
SCHEDULE OF INVESTMENTS - JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                             MARKET
    UNITS                                                    VALUE*
  --------                                                 ---------
TERM NOTE -- 1.5%
             REAL ESTATE -- 1.5%
     50,000  Merrill Lynch Medium Term Note, Ser. C,
               Due 06/04/09+ (a)                         $   616,500
                                                         -----------
  PRINCIPAL
   AMOUNT
  --------
U.S. GOVERNMENT OBLIGATIONS -- 97.6%
             U.S. TREASURY BILLS -- 97.6%
$41,061,000  U.S. Treasury Bills, 5.123% to 5.126%++,
               03/01/07 to 04/26/07 (b) (c)               40,901,745
                                                         -----------

 NUMBER OF                     EXPIRATION DATE/
 CONTRACTS                      EXERCISE PRICE
 ---------                     ----------------
PUT OPTIONS PURCHASED+ -- 0.9%
        160  S & P 500 Index     Jun. 07/1225                 49,600
        275  S & P 500 Index     Jun. 07/1275                145,750
        185  S & P 500 Index     Sep. 07/1275                194,250
                                                         -----------
TOTAL PUT OPTIONS PURCHASED                                  389,600
                                                         -----------
TOTAL INVESTMENTS -- 100.0% (Cost $42,309,231)           $41,907,845
                                                         ===========
----------------
             Aggregate book cost                         $42,309,231
                                                         ===========
             Gross unrealized appreciation               $   116,511
             Gross unrealized depreciation                  (517,897)
                                                         -----------
             Net unrealized appreciation (depreciation)  $  (401,386)
                                                         ===========
SECURITIES SOLD SHORT -- (18.9)%

   SHARES
  --------
COMMON STOCKS SOLD SHORT -- (18.4)%
             BUILDING AND CONSTRUCTION -- (2.6)%
      6,500  Centex Corp.                                $   348,985
      6,500  KB HOME                                         352,430
     11,000  Pulte Homes Inc.                                377,740
                                                         -----------
                                                           1,079,155
                                                         -----------
             BUSINESS SERVICES -- (1.2)%
     18,000  aQuantive Inc.                                  482,400
                                                         -----------
             COMPUTER HARDWARE -- (0.9)%
     16,000  Dell Inc.                                       388,000
                                                         -----------
             COMPUTER SOFTWARE AND SERVICES -- (2.5)%
     16,000  eBay Inc.                                       518,240
     24,000  Red Hat Inc.                                    545,520
                                                         -----------
                                                           1,063,760
                                                         -----------
             ELECTRONICS -- (5.8)%
     12,000  Analog Devices Inc.                             393,000
     11,000  Broadcom Corp., Cl. A                           351,120
     25,000  Cogent Inc.                                     263,750
     22,000  Maxim Integrated Products Inc.                  677,600
     16,000  Microsemi Corp.                                 291,200
     18,000  Netlogic Microsystems Inc.                      429,840
                                                         -----------
                                                           2,406,510
                                                         -----------
             FINANCIAL SERVICES -- (4.0)%
      9,000  Capital One Financial Corp.                     723,600
     12,000  CompuCredit Corp.                               424,680
     12,000  Washington Mutual Inc.                          535,080
                                                         -----------
                                                           1,683,360
                                                         -----------
             RETAIL -- (1.4)%
     17,000  Starbucks Corp.                                 593,980
                                                         -----------
TOTAL COMMON STOCKS SOLD SHORT
(Total Proceeds $8,861,843)                              $ 7,697,165
                                                         ===========
----------------
             Aggregate book cost                         $ 8,861,843
                                                         ===========
             Gross unrealized appreciation               $ 1,363,591
             Gross unrealized depreciation                  (198,913)
                                                         -----------
             Net unrealized appreciation (depreciation)  $ 1,164,678
                                                         ===========

 NUMBER OF                                                UNREALIZED
 CONTRACTS                      EXPIRATION DATE          DEPRECIATION
 ---------                      ---------------          ------------

FUTURES CONTRACTS -- SHORT POSITION -- (0.5)%
         50  S & P 500
               Index Futures        03/15/07             $  (205,000)
                                                         ===========

----------------
(a) Security return is linked to the performance of the PHLX Housing Sector
    Index.
(b) At January 31, 2007, $27,800,000 of the principal amount was pledged as collateral for securities sold short.
(c) At January 31, 2007, $3,000,000 of the principal amount was pledged as collateral for futures contracts.
+   Non-income producing security.
++  Represents annualized yield at date of purchase.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Comstock Funds, Inc.
           ---------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     March 5, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.